ADVANCES TO SUPPLIERS - THIRD PARTIES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Advance To Suppliers [Abstract]
Schedule Of Advance To Supplies [Table Text Block]
Advances to suppliers – third parties from continuing operations consist of the following:

	December 31,
	2016	2015
Advances to suppliers - third parties	$238,776	$4,885,455
Less: allowance for doubtful accounts	-	(4,254,143)
Total advances to suppliers - third parties	238,776	631,312
Less: advances to suppliers - third parties held for discontinued operations	-	(40,675)
Advances to suppliers - third parties held for continuing operations	$238,776	$590,637

Allowance For Doubtful Accounts In Advance To Suppliers Third Party [Table Text Block]
Movement of allowance for doubtful accounts is as follows:

	December 31,
	2016	2015
Beginning balance	$4,254,143	$8,897,750
Addition	31,226	311,420
Less: write-off	(4,188,225)	(4,662,795)
Exchange rate effect	(97,144)	(292,232)
Ending balance	-	4,254,143
Less: balance held for discontinued operations	-	(4,157,647)
Ending balance held for continuing operations	$-	$96,496

Schedule of Related Party Transactions [Table Text Block]
Advance to supplier – related party from continuing operations consists of the following:

	December 31,
	2016	2015
Advance to supplier– related party	$-	$875,044
Less: allowance for doubtful accounts	-	-
Total advance to supplier – related party	-	875,044
Less: advance to supplier – related party held for discontinued operations	-	-
Advance to supplier– related party held for continuing operations	$-	$875,044